Income tax (''IR'') and social contribution (''CSL'')	12 Months Ended
Dec. 31, 2018
Income Tax Ir And Social Contribution
Income tax (''IR'') and social contribution (''CSL'')

21.1         Reconciliation of the effects of income tax and social contribution on profit and loss

		2018	2017	2016

Income before IR and CSL and after discontinued operations		3,604,736	5,264,577	(140,010)

IR and CSL at the rate of 34%		(1,225,610)	(1,789,956)	47,603

Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees		(302)	2,201	10,227
IR and CSL accrued in previous years				(46,460)
Deferred tax losses and negative base			39,092
Tax benefits (Sudene and PAT)			87,186
Difference of rate applicable to each country	(i)	468,129	250,130	81,638
Fine in leniency agreement			(117,140)	(692,299)
Other permanent adjustments		21,232	170,805	(16,755)

Effect of IR and CSL on results of operations		(736,551)	(1,357,682)	(616,046)

Breakdown of IR and CSL:

Current IR and CSL		(509,774)	(869,493)	(898,845)
Deferred IR and CSL		(226,777)	(488,189)	282,799
Total		(736,551)	(1,357,682)	(616,046)

(i)      Includes the impact from the difference between IR/CSL tax rate in Brazil (34%) used for the preparation of this note and the tax rates in countries where the subsidiaries abroad are located, as follows:

		Official rate - %
		Headquarters
		(Country)	2018

Braskem Alemanha		Germany	31.18
Braskem America e Braskem America Finance	(i)	USA	21.00
Braskem Argentina		Argentina	30.00
Braskem Chile		Chile	27.00
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc		Netherlands	25.00
Braskem Idesa, Braskem Idesa Serviços, Braskem México
Braskem México Serviços and Braskem México Proyectos		Mexico	30.00

(i)      In fiscal year 2018, the rate was changed from 35.00% to 21.00%.

21.2         Deferred income tax and social contribution

The income tax (“IR”) and social contribution (“CSL”) recorded in the year are determined on the current and deferred tax basis. These taxes are calculated on the basis of the tax laws enacted at the balance sheet date in the countries where the Company operates and are recognized in the statement of profit or loss, except to the extent they relate to items directly recorded in equity.

(a)        Movement in deferred tax balance

Assets	As of December 31, 2016	Impact on the P&L	Impact on the equity	Cetrel consolidated	As of December 31, 2017	Impact on the P&L	Impact on the equity	As of December 31, 2018

Tax losses (IR) and negative base (CSL)	2,420,376	(590,037)		48,470	1,878,809	142,769		2,021,578
Goodwill amortized	4,624	(708)		55,419	59,335	(20,053)		39,282
Exchange variations	464,947	(76,654)			388,293	(348,334)		39,959
Temporary adjustments	717,868	(564,239)	(7,946)	9,857	155,540	646,630		802,170
Business combination	191,250	(7,465)			183,785	(24,213)		159,572
Tax credits						176,290		176,290
	3,799,065	(1,239,103)	(7,946)	113,746	2,665,762	573,089		3,238,851

Liabilities
Amortization of goodwill based on future profitability	767,277	(54,404)			712,873	10,463		723,336
Tax depreciation	867,922	92,280			960,202	49,710		1,009,912
Temporary adjustments	316,991	(85,169)			231,822	44,878		276,700
Business combination	198,381	(197,079)		8,362	9,664	(8,362)		1,302
Additional indexation PP&E	118,202	(51,130)			67,072	(9,905)		57,167
Hedge accounting		(606,877)	606,877			700,351	(700,351)
Deferred on health plans		15,269	(15,269)
Amortization of fair value adjustments on the assets from the acquisiton of Quattor	263,808	255,815			519,623	(75,548)		444,075
Long term incentive plan - LTI						(2,072)	2,072
Other	123,892	(104,350)	(15,269)		4,273	90,351	(90,841)	3,783
	2,656,473	(750,914)	591,608	8,362	2,505,529	799,866	(789,120)	2,516,275

Net	1,142,592	(488,189)	(599,554)	105,384	160,233	(226,777)	789,120	722,576

Presentation in the balance sheet:
Non-current assets	1,653,115				1,165,726			1,104,158
(-) Non-current liabilities	510,523				1,005,493			381,582

(b)       Offset for the purpose of presentation in the balance sheet

		2018
	Headquarters		IR and CSL
	(Country)	Tax calculation	Compensation	Balance

Assets
Braskem S.A.	Brazil	2,126,658	(2,126,658)
Braskem Argentina	Argentina	11,337		11,337
Braskem Alemanha	Germany	11,251		11,251
Braskem Chile	Chile	308	(268)	40
Braskem Idesa	Mexico	980,762		980,762
Braskem México Serviços	Mexico	9,409		9,409
Cetrel	Brazil	26,478	(6,645)	19,833
DAC	Brazil	72,648	(1,122)	71,526
		3,238,851	(2,134,693)	1,104,158

Liabilities
Braskem S.A	Brazil	2,239,727	(2,126,658)	113,069
Braskem America	USA	268,513		268,513
Braskem Petroquímica Chile	Chile	268	(268)
Cetrel	Brazil	6,645	(6,645)
DAC	Brazil	1,122	(1,122)
		2,516,275	(2,134,693)	381,582

		2017
	Headquarters		IR and CSL
	(Country)	Tax calculation	Compesation	Balance

Assets
Braskem S.A.	Brazil	1,491,423	(1,491,423)
Braskem Argentina	Argentina	3,398		3,398
Braskem Alemanha	Germany	19,353		19,353
Braskem Chile	Chile	251	(251)
Braskem Idesa	Mexico	1,036,257		1,036,257
Braskem México Serviços	Mexico	1,334		1,334
Cetrel	Brazil	29,268	(7,454)	21,814
DAC	Brazil	84,478	(908)	83,570
		2,665,762	(1,500,036)	1,165,726

Liabilities
Braskem S.A	Brazil	2,272,775	(1,491,423)	781,352
Braskem America	USA	223,635		223,635
Braskem Chile	Chile	757	(251)	506
Cetrel	Brazil	7,454	(7,454)
DAC	Brazil	908	(908)
		2,505,529	(1,500,036)	1,005,493

(c)             Realization of deferred income tax and social contribution

		Balance at	Realization
		December 31,						2024
Assets	Note	2018	2019	2020	2021	2022	2023	thereafter

Tax losses (IR) and negative base (CSL)	(i)	2,021,578	95,076	122,790	307,069	505,880	990,763
Goodwill amortized		39,282	3,654	3,654	3,654	3,654	3,655	21,011
Exchange variations	(ii)	39,959						39,959
Temporary adjustments	(iii)	802,170	135,622	72,550	33,556	12,882	11,331	536,229
Business combination	(iv)	159,572	33,666	33,666	33,666	29,287	29,287
Tax credits	(v)	176,290	176,290
Total assets		3,238,851	444,308	232,660	377,945	551,703	1,035,036	597,199

Liabilities
Amortization of goodwill based on future profitability	(vi)	723,336						717,529
Tax depreciation	(vii)	1,009,912	213,070	326,919	445,962	23,961
Temporary differences	(viii)	276,700	65,560	23,374	10,811	4,150	3,651	169,154
Business combination	(ix)	1,302	187	187	187	187	187	6,174
Additional indexation PP&E	(x)	57,167	4,573	4,573	4,573	4,573	4,573	34,302
Amortization of fair value adjustments on the assets from the acquisiton of Quattor		444,075	35,526	35,526	35,526	35,526	35,526	266,445
Other		3,783						3,783
Total liabilities		2,516,275	318,916	390,579	497,059	68,397	43,937	1,197,387

Net		722,576	125,392	(157,919)	(119,114)	483,306	991,099	(600,188)

Basis for constitution and realization:

(i)	In Brazil, the use of tax loss has limit of 30% to the amount of taxable income for the year, but the balance does not expire. In Mexico there is no limit for the year, however, the tax loss expires in 10 years.
(ii)	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, reason why it is recorded deferred IR and CSL.
(iii)	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods.
(iv)	Refers to: tax-related goodwill, and contingencies recognized from business combinations. Tax realization of goodwill will occur upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
(v)	Tax credits arising from balance of tax paid on profit abroad.
(vi)	Goodwill for the future profitability of the merged companies not amortized since the adoption of Law 11,638/07. Tax realization is associated with the write-off of goodwill due to impairment or upon divestment.
(vii)	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
(viii)	Accounting provisions whose taxation will occur in subsequent periods.
(ix)	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
(x)	Additional adjustment of property, plant and equipment, whose tax realization is based on the depreciation of assets.

Annually, the Company revises its projection of taxable income based on its Business Plan (Note 3.1). If this projection indicates that the taxable income will not be sufficient to absorb the deferred taxes, the amount corresponding to portion of the asset that will not be recovered is written off.